Dec. 23, 2019
CIBC ATLAS EQUITY INCOME FUND

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Equity Income Fund (the “Fund”)

Supplement dated December 23, 2019

to the

Fund’s Prospectus dated March 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

I.	On or around February 28, 2020 (the “Effective Date”), the Fund’s investment objective will change as follows:

Current	New
The Fund seeks current income, and, secondarily, modest capital appreciation.	The Fund seeks current income and long-term capital appreciation.

II.	As of the Effective Date, the third paragraph of the Fund’s “Principal Investment Strategies” section is deleted and replaced with the following:

The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while also providing capital appreciation. The Fund has wide flexibility in the types of securities used to generate a current income yield. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger performance relative to other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ATF-SK-006-0100